Inventory (Details) - Schedule of Inventory, Current - USD ($)	Nov. 30, 2021	May 31, 2021	May 31, 2020
Schedule of Inventory, Current [Abstract]
Raw materials	$ 369,440	$ 344,085	$ 134,697
Finished goods	1,871,739	883,967	440,545
Total	$ 2,241,179	$ 1,228,052	$ 575,242